Derivative liabilities (Details Narrative) - USD ($)	1 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Apr. 30, 2022	Jun. 30, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share purchase			75,971,700
Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share purchase		6,462,898
Private Placement [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Secured convertible debentures				$ 14,671,000
Private Placement [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share purchase				14,671
Conversion, rate	75.00%